Summary of Significant Accounting Policies - Schedule Of Reconciliation Of Ordinary Shares Subject To Possible Redemption (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Gross proceeds		$ 230,000,000	$ 230,000,000
Class A ordinary shares issuance costs		(21,834,402)	(21,834,402)
Fair value of Public Warrants at issuance		(5,784,500)	(5,784,500)
Remeasurement of Class A ordinary shares to redemption value	$ 2,369,220	2,316,046	29,918,902
Remeasurement of Class A ordinary shares to redemption value		32,234,948
Class A ordinary shares subject to possible redemption	$ 236,985,266	$ 234,616,046	$ 232,300,000